Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
The Securities and Exchange Commission (“SEC”) has adopted a new rule intending to compare “Pay versus Performance” as set forth below. This new rule requires the use of the term “Compensation Actually Paid” (CAP). The amounts shown in columns three and five below as “Compensation Actually Paid” do not reflect the compensation amounts actually paid or received by the Company’s NEO’s. In addition, while the table shows the Summary Compensation Table (SCT) compensation and CAP values side by side, they are not comparable. For a complete discussion of our executive compensation programs and the Compensation Committee’s approach and philosophy in aligning pay with performance for our NEOs, please see the “Compensation Discussion and Analysis” section of this Proxy Statement beginning on page 31.
The
“Compensation Actually Paid” portions of this table are calculated in accordance with the SEC rules and include amounts showing the potential value or change in value of long-term grants that may or may not be realized and not actual sums received during the respective calendar year. Furthermore, those potential benefits remained or continue to remain subject to the risks inherent in the Company’s performance and changes in the Company’s stock price prior to the period at which those performance-based grants could be realized.

Year 1	SCT Total Compensation For CEO	Compensation Actually Paid to CEO 2	Average SCT Total Compensation for Other NEOs	Average Compensation Actually Paid to Other NEOs 2	Value of Initial Fixed $100 Investment Based on 3 :		Net Income Available to IPG Stockholders	OIBIA Margin 5
					Company Total Shareholder Return	Annual Report Peer Group Total Shareholder Return 4

2022	$13,209,442	$10,292,863	$4,509,847	$3,912,717	$162.76	$114.55	$938,047,177	20.4%

2021	$17,371,647	$31,484,896	$6,703,090	$12,576,556	$176.57	$116.40	$952,801,902	22.5%

2020	$16,916,103	$16,221,300	$4,245,391	$3,890,055	$107.21	$84.52	$351,125,074	17.5%

1.
(a) The CEO for (i) calendar years 2022 and 2021 is Mr. Krakowsky, and (ii) calendar year 2020 is Michael Roth. (b) the Other NEOs for calendar year (i) 2022 are Ms. Johnson and Messrs. Bonzani and Carroll (ii) 2021 are Ms. Johnson and Messrs. Roth, Bonzani and Carroll and (iii) for 2020 are Ms. Johnson and Messrs. Krakowsky, Bonzani and Carroll.

2.
The amounts shown as “Compensation Actually Paid” have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually paid or received by the Company’s NEOs. These amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as set forth in the following table, and include amounts showing the potential value or change in value of long-term grants that may or may not be realized and not actual sums received during the respective calendar year. No amounts are listed for the Pension Service Cost as no service cost was attributable for the applicable years under ASC 715. Equity values are calculated in accordance with FASB ASC Topic 718.

	2022		2021		2020
	CEO ($)	Average Other NEOs ($)	CEO ($)	Average Other NEOs ($)	CEO ($)	Average Other NEOs ($)
Summary Compensation Table Deductions
Exclusion of SCT Stock and Option Awards	(5,726,089)	(1,272,448)	(7,280,623)	(2,496,270)	(6,814,513)	(1,138,309)
Exclusion of SCT Change in Pension Value	0	0	0	0	(67,295)	(66,566)
Adjustments
Year-End Fair Value of Unvested Stock and Option Awards Granted During Year	5,163,994	1,147,543	15,846,435	3,052,653	7,336,203	1,222,920
Change in Fair Value from Last Day of Prior Year to Last Day of Year of All Unvested Stock and Option Awards Granted in Prior Years	(2,387,653)	(514,405)	5,173,019	1,669,135	(787,913)	(163,747)
Change in Fair Value from Last Day of Prior Year to Vesting Date of Stock and Option Awards that Vested During Year	(99,609)	(47,813)	255,978	3,488,199	(631,373)	(272,974)
Value of Accrued Dividends paid Stock and Option Awards that Vested During Year	132,778	89,993	118,440	159,749	270,088	63,340
The Actuarial Present Value of the Pension Service Cost Attributable During Year	0	0	0	0	0	0
Amounts Not Included in “Compensation Actually Paid”
Value of Dividends Accrued but Unpaid During Year on All Unvested Stock and Option Awards	354,399	91,320	294,171	166,403	492,337	88,120

3.	Total Shareholder Return (TSR) reflects performance from the last trading day prior to the earliest year in the table (12/31/2019) through the last day of the applicable year in the table.

4.	Annual Report Peer Group TSR includes Omnicom, Publicis, and WPP.

5.
Operating Income Before Incentives and Amortization of Acquired Intangibles Margin % (OIBIA) measures business efficiency and profitability and is defined as Operating Income before expenses related to the Annual and Longterm Incentive Plans and the amortization of acquired intangible assets, and before any restructuring and asset impairment charges divided by revenue before billable expenses.

Company Selected Measure Name	Operating Income Before Incentives and Amortization of Acquired Intangibles Margin % (OIBIA)
Named Executive Officers, Footnote [Text Block]	(a) The CEO for (i) calendar years 2022 and 2021 is Mr. Krakowsky, and (ii) calendar year 2020 is Michael Roth. (b) the Other NEOs for calendar year (i) 2022 are Ms. Johnson and Messrs. Bonzani and Carroll (ii) 2021 are Ms. Johnson and Messrs. Roth, Bonzani and Carroll and (iii) for 2020 are Ms. Johnson and Messrs. Krakowsky, Bonzani and Carroll.
Peer Group Issuers, Footnote [Text Block]	Annual Report Peer Group TSR includes Omnicom, Publicis, and WPP.
PEO Total Compensation Amount	$ 13,209,442	$ 17,371,647	$ 16,916,103
PEO Actually Paid Compensation Amount	$ 10,292,863	31,484,896	16,221,300
Adjustment To PEO Compensation, Footnote [Text Block]
2.
The amounts shown as “Compensation Actually Paid” have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually paid or received by the Company’s NEOs. These amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as set forth in the following table, and include amounts showing the potential value or change in value of long-term grants that may or may not be realized and not actual sums received during the respective calendar year. No amounts are listed for the Pension Service Cost as no service cost was attributable for the applicable years under ASC 715. Equity values are calculated in accordance with FASB ASC Topic 718.

	2022		2021		2020
	CEO ($)	Average Other NEOs ($)	CEO ($)	Average Other NEOs ($)	CEO ($)	Average Other NEOs ($)
Summary Compensation Table Deductions
Exclusion of SCT Stock and Option Awards	(5,726,089)	(1,272,448)	(7,280,623)	(2,496,270)	(6,814,513)	(1,138,309)
Exclusion of SCT Change in Pension Value	0	0	0	0	(67,295)	(66,566)
Adjustments
Year-End Fair Value of Unvested Stock and Option Awards Granted During Year	5,163,994	1,147,543	15,846,435	3,052,653	7,336,203	1,222,920
Change in Fair Value from Last Day of Prior Year to Last Day of Year of All Unvested Stock and Option Awards Granted in Prior Years	(2,387,653)	(514,405)	5,173,019	1,669,135	(787,913)	(163,747)
Change in Fair Value from Last Day of Prior Year to Vesting Date of Stock and Option Awards that Vested During Year	(99,609)	(47,813)	255,978	3,488,199	(631,373)	(272,974)
Value of Accrued Dividends paid Stock and Option Awards that Vested During Year	132,778	89,993	118,440	159,749	270,088	63,340
The Actuarial Present Value of the Pension Service Cost Attributable During Year	0	0	0	0	0	0
Amounts Not Included in “Compensation Actually Paid”
Value of Dividends Accrued but Unpaid During Year on All Unvested Stock and Option Awards	354,399	91,320	294,171	166,403	492,337	88,120

Non-PEO NEO Average Total Compensation Amount	$ 4,509,847	6,703,090	4,245,391
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,912,717	12,576,556	3,890,055
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
2.
The amounts shown as “Compensation Actually Paid” have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually paid or received by the Company’s NEOs. These amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as set forth in the following table, and include amounts showing the potential value or change in value of long-term grants that may or may not be realized and not actual sums received during the respective calendar year. No amounts are listed for the Pension Service Cost as no service cost was attributable for the applicable years under ASC 715. Equity values are calculated in accordance with FASB ASC Topic 718.

	2022		2021		2020
	CEO ($)	Average Other NEOs ($)	CEO ($)	Average Other NEOs ($)	CEO ($)	Average Other NEOs ($)
Summary Compensation Table Deductions
Exclusion of SCT Stock and Option Awards	(5,726,089)	(1,272,448)	(7,280,623)	(2,496,270)	(6,814,513)	(1,138,309)
Exclusion of SCT Change in Pension Value	0	0	0	0	(67,295)	(66,566)
Adjustments
Year-End Fair Value of Unvested Stock and Option Awards Granted During Year	5,163,994	1,147,543	15,846,435	3,052,653	7,336,203	1,222,920
Change in Fair Value from Last Day of Prior Year to Last Day of Year of All Unvested Stock and Option Awards Granted in Prior Years	(2,387,653)	(514,405)	5,173,019	1,669,135	(787,913)	(163,747)
Change in Fair Value from Last Day of Prior Year to Vesting Date of Stock and Option Awards that Vested During Year	(99,609)	(47,813)	255,978	3,488,199	(631,373)	(272,974)
Value of Accrued Dividends paid Stock and Option Awards that Vested During Year	132,778	89,993	118,440	159,749	270,088	63,340
The Actuarial Present Value of the Pension Service Cost Attributable During Year	0	0	0	0	0	0
Amounts Not Included in “Compensation Actually Paid”
Value of Dividends Accrued but Unpaid During Year on All Unvested Stock and Option Awards	354,399	91,320	294,171	166,403	492,337	88,120

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Pay Versus Performance Tabular List
The following performance measures represent what in the Company’s assessment are the most important financial performance measures used by the Company to link the CAP of our NEOs for 2022 to Company performance:

•	Operating Income Before Incentives and Amortization of Acquired Intangibles Margin % (“OIBIA”)

•	Organic Revenue Growth %
See the Compensation Discussion and Analysis for more information on OIBIA and Organic Revenue Growth %.

Total Shareholder Return Amount	$ 162.76	176.57	107.21
Peer Group Total Shareholder Return Amount	114.55	116.4	84.52
Net Income (Loss)	$ 938,047,177	$ 952,801,902	$ 351,125,074
Company Selected Measure Amount	0.204	0.225	0.175
PEO Name	Mr. Krakowsky	Mr. Krakowsky	Michael Roth
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income Before Incentives and Amortization of Acquired Intangibles Margin % (“OIBIA”)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Organic Revenue Growth %
PEO [Member] | Exclusion Of SCT Stock And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,726,089)	$ (7,280,623)	$ (6,814,513)
PEO [Member] | Exclusion Of SCT Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(67,295)
PEO [Member] | Year End Fair Value Of Unvested Stock And Option Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,163,994	15,846,435	7,336,203
PEO [Member] | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of All Unvested Stock And Option Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,387,653)	5,173,019	(787,913)
PEO [Member] | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Stock And Option Awards That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(99,609)	255,978	(631,373)
PEO [Member] | Value Of Accrued Dividends Paid Stock And Option Awards That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	132,778	118,440	270,088
PEO [Member] | The Actuarial Present Value Of The Pension Service Cost Attributable During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value Of Dividends Accrued But Unpaid During Year On All Unvested Stock And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	354,399	294,171	492,337
Non-PEO NEO [Member] | Exclusion Of SCT Stock And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,272,448)	(2,496,270)	(1,138,309)
Non-PEO NEO [Member] | Exclusion Of SCT Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(66,566)
Non-PEO NEO [Member] | Year End Fair Value Of Unvested Stock And Option Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,147,543	3,052,653	1,222,920
Non-PEO NEO [Member] | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of All Unvested Stock And Option Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(514,405)	1,669,135	(163,747)
Non-PEO NEO [Member] | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Stock And Option Awards That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(47,813)	3,488,199	(272,974)
Non-PEO NEO [Member] | Value Of Accrued Dividends Paid Stock And Option Awards That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	89,993	159,749	63,340
Non-PEO NEO [Member] | The Actuarial Present Value Of The Pension Service Cost Attributable During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Value Of Dividends Accrued But Unpaid During Year On All Unvested Stock And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 91,320	$ 166,403	$ 88,120